As filed with the Securities and Exchange Commission on August 8, 2012
Securities Act File No. 33-57724
Investment Company Act File No. 811-7458

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	X

Pre-Effective Amendment No. __	__

Post-Effective Amendment No. 35	X

and

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940	X

Amendment No. 38	X

Tweedy, Browne Fund Inc.
(Exact name of Registrant as Specified in Charter)

350 Park Avenue, 9th Floor, New York, NY 10022
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code: (212) 916-0600

Name and Address of Agent for Service: M. Gervase Rosenberger Tweedy, Browne Company LLC 350 Park Avenue, 9th Floor New York, NY 10022	Copies to: Richard T. Prins, Esq. Skadden, Arps, Slate, Meagher & Flom LLP Four Times Square, 30th Floor New York, NY 10036

It is proposed that this filing will become effective:

x	immediately upon filing pursuant to paragraph (b), or
on ----------- pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)(1), or
on __________ pursuant to paragraph (a)(1)
75 days after filing pursuant to paragraph (a)(2)
on __________ pursuant to paragraph (a)(2) of Rule 485
this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Exhibit Index

Exhibit No.	Description
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Label Linkbase
EX-101.PRE	XBRL Taxomony Extension Presentation Linkbase

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 35 to the Registration Statement meets the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 35 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on the 8th day of August, 2012.

TWEEDY, BROWNE FUND INC.

By:	/s/ Thomas H. Shrager
Thomas H. Shrager
President

     Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 35 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ Thomas H. Shrager	President and Director	August 8, 2012
Thomas H. Shrager

/s/ William H. Browne	Chairman of the Board	August 8, 2012
William H. Browne	and Director

/s/ Robert Q. Wyckoff, Jr.	Treasurer	August 8, 2012
Robert Q. Wyckoff, Jr.

/s/ John C. Hover II	Director	August 8, 2012
John C. Hover II

/s/ Bruce A. Beal	Director	August 8, 2012
Bruce A. Beal

/s/ Richard B. Salomon	Director	August 8, 2012
Richard B. Salomon

/s/ Paul F. Balser	Director	August 8, 2012
Paul F. Balser